Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001437249
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2022
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2022
Prospectus Date	rr_ProspectusDate	May 31, 2022
Belmont Theta Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Belmont Theta Income Fund (the “Fund”) seeks long-term growth of capital and income generation with limited correlation to equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If those instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective through the collection of option premiums through a strategy of selling (writing) put and call option spreads on the S&P 500® Index (SPX) and through investments in short-term fixed income instruments.

The Fund utilizes an option premium collection strategy that implements a put spread and a call spread on the S&P 500® Index (SPX) to create a number of defined-risk trades. A defined risk trade is essentially where a series of financial instruments (such as options) are entered into where the terms and conditions of the financial instruments are, in combination, designed to limit the overall risk. In implementing its option premium collection strategy, the Fund will sell (write) a put option (this creates a short position) while simultaneously purchasing another put option at a different strike price (this creates a long position) – the combination of these two put option positions creates a defined-risk trade. Additionally, the Fund will sell (write) a call option (this creates another short position) while simultaneously purchasing another call option at a different strike price (this creates another long position) – the combination of these two call options positions creates another defined-risk trade for the Fund. The difference between the strike price of the short and long options is referred to as the spread. The Fund’s put spreads and call spreads each contain the following characteristics: (i) the long and short options of each spread have the same number of contracts, (ii) the long option of each spread will have a further out-of-the-money strike price than the short option; (iii) the long option of each spread will have at least the same or longer expiration date than the short option. At expiration, if the short options of each spread are out-of-the-money, they expire worthless and the Fund will retain the cash collected (i.e., the premium) when the positions were originally established, net of any cash (premium) paid to purchase the long options. The net amount of premium collected by the Fund represents the maximum profit for each spread. The Fund’s put and call spreads are generally initiated simultaneously establishing a market neutral trade, meaning there is no inherent bullish or bearish bias. However, the Fund may decide to initiate and/or adjust its option spread positions with a slight bullish or bearish bias in cases when the underlying reference asset has experienced recent extreme price velocity. The Fund generally utilizes weekly and monthly SPX options with expirations of 90 days or less. SPX options are European-style options, which means that they can be exercised only at expiration (this is differentiated from American-style options, which can be exercised at any time prior to the option’s expiration). This strategy may be referred to as an index spread writing strategy. Based on the Adviser’s assessment of market conditions, the Adviser may close one or more sides of a spread at any time.

The Adviser monitors all SPX option strikes for the optimal sale of put spreads and call spreads. Once the Fund has entered into a position, the Adviser attempts to realize as much of the net premium as possible. The Fund may decide to close its option spread positions prior to expiration, which may result in realizing less than the net option premium initially collected. Positions are generally re-set on a monthly basis, but the Adviser may determine to close and/or adjust option spreads prior to expiration for purposes of risk management. The Adviser’s risk/reward analysis for option position entry, closing, and risk management adjustments will consider such factors as: option implied volatility (a measure of expected future volatility that is implied by options prices), net option premiums, option delta (the sensitivity of an option’s price to a change in the price of the underlying security), option duration, S&P 500 Index valuations, and perceived market risks. The Adviser may at times determine to take a temporary defensive position and not implement its option spread writing investment strategy.

The option premium collection strategy may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premium it receives in highly volatile market conditions.

The Fund is required to pledge collateral for the option trades and it will hold cash, money market instruments, or treasury bills as collateral for all such options trades. The Fund’s custodian will segregate such collateral for the benefit of the counterparty. Therefore, the Fund must typically maintain a large percentage of cash and cash equivalents within the Fund. The Fund’s option spread positions will effectively lever the portfolio and will target a notional exposure of three times the pledged collateral value.

The Fund’s investments in short-term fixed income instruments consist of cash, money market instruments, and treasury bills. The Fund’s short-term fixed income instruments are intended to provide liquidity and preserve capital. When the Fund invests in options, the short-term fixed income instruments serve as margin or collateral in a manner that satisfies contractual undertakings and regulatory requirements. Because investing in options does not require the Fund to deposit the full notional amount of the investment, the Fund will invest a significant amount of its total assets in short-term fixed income instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Most of the Fund’s performance depends on what happens in the S&P 500 Index and the Portfolio Manager’s evaluation of those developments. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can significantly affect the Fund’s performance:

Call Risk. Upon the issuer’s desire to enact a call, or under other circumstances where a call is enacted, including when interest rates are low and issuers opt to repay the obligation underlying a “callable security” early, the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

Credit Risk. Credit risk is the risk that issuers may fail, or become less able, to pay interest and/or principal when due. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance.

Derivatives Risk. Derivatives, such as options, involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. However, derivatives that are traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. When the Fund uses derivatives, it will likely be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. These practices may not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral and/or segregate assets could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them costlier, may limit their availability, or may otherwise adversely affect their value or performance.

•	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility (known as implied volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. By writing call and put option spreads on underlying instruments, the Fund’s returns over each will be determined by the performance of the underlying instrument. If the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received, the Fund may incur losses. Increases in implied volatility of options may affect the value of an option, even if the value of the underlying instrument does not change, which could result in a reduction in the Fund’s share price. In unusual market circumstances where implied volatility sharply increases or decreases causing options spreads to be significantly correlated to the underlying instrument, the Fund’s strategy may not perform as anticipated.

•	Put Options Risk. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised put options.

•	Call Options Risk. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, the Fund must purchase the underlying instrument to meet its call obligations and the necessary instruments may be unavailable for purchase.

High Portfolio Turnover. The Fund may engage in active and frequent trading and may have a high portfolio turnover, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

Leverage Risk. Leverage amplifies changes in the Fund’s net asset value. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund’s investment exposure can exceed its net assets. It is currently expected that the Fund’s investment program will have the effect of leveraging the Fund, sometimes by a significant amount.

Management Risk. Fund performance is dependent upon the success of the Adviser in implementing the Fund’s investment strategies in pursuit of its objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser in implementing the Fund’s investment strategies. The Adviser’s assessment of market conditions, including the Adviser’s assessment of market volatility could significantly affect the Fund’s performance.

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Heightened market volatility may result in more losses than times when the market is less volatile. It is also possible that in market conditions where market volatility rises, the price of options could rise, which, in turn, could have a detrimental effect on the Fund’s performance.

Operational Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Adviser or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Pandemic Risk. The global outbreak of the COVID-19 virus and the resulting governmental responses to address the pandemic have disrupted global economic markets and contributed to significant volatility in certain markets, and the economic impact, duration and spread of the COVID-19 pandemic remains uncertain at this time. The performance of the Funds may be impacted by COVID-19, which may in turn impact the value of your investment.

Redemption Risk. The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program.

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value per share (“NAV”). When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There can be no guarantee that the Fund will achieve its goal.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of one or more broad-based market indices. The Fund has selected the CBOE S&P 500 Iron Condor Index as its secondary benchmark. This index is designed to track the performance of a hypothetical option trading strategy that 1) sells a rolling monthly out-of-the-money (“OTM”) S&P 500® Index (“SPX”) put option (delta ≈ - 0.20) and a rolling monthly OTM SPX call option (delta ≈ 0.20); 2) buys a rolling monthly OTM SPX put option (delta ≈ - 0.05) and a rolling monthly OTM SPX call option (delta ≈ 0.05) to reduce risk; and 3) holds a money market account invested in one-month Treasury bills, which is rebalanced on option roll days and is designed to limit the downside return of the index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of one or more broad-based market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 3.00% during the quarter ended March 31, 2021 and the lowest return for a quarter was (8.30%) during the quarter ended March 31, 2020. The year to date return as of March 31, 2022 was (2.38%)

Year to Date Return, Label	rr_YearToDateReturnLabel	The year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.30%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 789-1087.

Belmont Theta Income Fund | CBOE S&P 500 Iron Condor Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.62%)
Belmont Theta Income Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	0.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.19%
Belmont Theta Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTIFX
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,567
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,414
Annual Return 2019	rr_AnnualReturn2019	(0.06%)
Annual Return 2020	rr_AnnualReturn2020	(5.05%)
Annual Return 2021	rr_AnnualReturn2021	4.00%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018
Belmont Theta Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)
Belmont Theta Income Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.20%)

[1]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, Belmont Capital, LLC, the Fund’s investment adviser (the “Adviser) has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2023, so that Total Annual Fund Operating Expenses does not exceed 1.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date the particular expense payment occured, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.